Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Components of Federal income tax
	December 31, 2015	December 31, 2014
Federal income tax benefit attributable to:
Current Operations	$1,565,297	$126,017
Less: valuation allowance	(1,565,297)	(126,017)
Net provision for Federal income taxes	$-	$-

Components of Deferred tax asset
	December 31, 2015	December 31, 2014
Deferred tax asset attributable to:
Net operating loss carryover	$653,354	$48,680
Less: valuation allowance	(653,354)	(48,680)
Net deferred tax asset	$-	$-